Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ 145,529	$ 22,837	¥ 184,038
Less: Accumulated impairment	8,708	1,366	9,226
Property and equipment, net	101,794	15,974	101,984
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	64,420	10,109	86,602
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	152,177	23,880	118,039
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,522	2,279	60,392
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	20,867	3,274	26,039
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 4,045	$ 635	¥ 4,176